UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno Nevada 89501
1-800-887-8671
Agent for Service:
SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31, 2008
Date of Reporting Period: June 30, 2008

Item 1.	Reports to Stockholders

Navellier Performance Funds
2008 SEMIANNUAL REPORT
Mid Cap Growth Portfolio Aggressive Micro Cap Portfolio Fundamental ‘A’ Portfolio
navellier
Calculated Investing

SEMIANNUAL REPORT, June 30, 2008 (unaudited)
Navellier Performance Funds

One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Dear Shareholders,

In the first quarter of 2008 we saw growth stocks beating value stocks quite handily. Then the second quarter got off to a great start for the broad market when investors thought the Bear Stearns mess in March would be the nadir for financial stocks. Money flowed back into beaten down financials fairly aggressively during the first month of the quarter, forcing short sellers to cover their positions.

Meanwhile, many commodity-related stocks were performing quite well, too. Energy, steel, grain, and fertilizer companies were among some of the top performing sectors. But there was a big difference between the surge in financials and commodity-related stocks. The buying in financials was pure speculation, but the buying in commodity stocks had fundamental merit. The contrast between the two became more and more noticeable when inflation fears began to erode confidence in financial stocks in May, and drive several commodity prices to new highs.

In June, financial stocks suffered even more when analysts began to drastically reduce second-quarter earnings estimates for banks and brokerages, and raise write-down estimates. Conversely, most of the commodity stocks held up much better during that time.

The Navellier portfolios, along with all the major indices were down for the first six months of the year with most of the damage being created in the first quarter. The Navellier Mid Cap Growth Portfolio finished the first half of the year down 9.65% versus the Russell Mid Cap Growth Index, which was down 6.81%. Our investments in the materials and energy sectors had a positive impact on the portfolio

Fundamental ‘A’ Portfolio

Total Returns
for Periods Ended		Russell
June 30, 2008*	Fund	3000

Six Months	(12.79)%	(11.05)%
One Year	(12.01)%	(12.69)%
Since Inception**	9.90%	5.94%
Value of a $10,000 investment over Life of Fund**	$13,479	$12,007

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

** Inception May 2, 2005

Mid Cap Growth Portfolio - Regular Class

Total Returns		Russell	Russell
for Periods Ended		Mid Cap	2000
June 30, 2008*	Fund	Growth	Growth

Six Months	(9.65)%	(6.81)%	(8.93)%
One Year	(8.23)%	(6.42)%	(10.83)%
Annualized Five Year	8.84%	12.32%	10.37%
Annualized Ten Year	8.89%	5.64%	2.80%
Value of a $10,000 investment over Ten Years	$23,430	$17,308	$13,181

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS

while healthcare and information technology detracted from portfolio performance. The Navellier Fundamental ‘A’ Portfolio ended the period down 12.79% versus the benchmark Russell 3000 which was down 11.05%. Our investments in the materials and consumer discretionary sectors had a positive influence on portfolio performance while information technology and consumer staples put a drag on performance. Finally, the Navellier Aggressive Micro Cap Portfolio fell 20.05% during the first 6 months of the year against a drop of 8.93% for the benchmark Russell 2000 Growth Index. Positive sectors for the portfolio were materials and consumer staples, negative sectors were healthcare and information technology. The disappointing numbers for the first 6 months of the year contrast somewhat against the second quarter results which showed the Navellier Mid Cap Growth Portfolio rebounding 6.05% as a result of investments in the energy sector, the Navellier Fundamental ‘A’ Portfolio returning 8.86% as a result of investments in the consumer discretionary sector and the Navellier Micro Cap Portfolio continuing to struggle with a second quarter return of negative 2.27% as a result of investments in the healthcare sector. We remain very optimistic that growth stocks could substantially outperform value this year and likely for the next few years, as investors begin to recognize greater opportunities in growth stocks. Undoubtedly, there are multiple problems with the global and U.S. economies, and the outlook for key industries, such as aerospace, automotive, financials, retail, and shipping, is bleak. But there are other industries that are profiting in this challenging market environment, like agriculture, energy, mining, and metals.

Since the stock market is getting narrower, with fewer and fewer sectors offering meaningful alpha, Navellier’s dynamic stock selection process has shifted gears and realigned our portfolios to attempt to profit in this stagflation (slow economic growth plus inflation) environment that has been putting a drag on the main stock indexes.

The aggressive commodity inflation in food and energy has multiple causes. First, there is no doubt that pension funds are rushing to invest in commodities, as we have witnessed firsthand from some of our institutional clients. Second, since approximately 88% of all commodities are traded in U.S. dollars, the weak U.S. dollar is responsible for some of this inflation. Finally, there are key shortages of food (flood and rain damage to crops, shift to ethanol production), crude oil (many oil producing countries have declining

Aggressive Micro Cap Portfolio

Total Returns		Russell
for Periods Ended		2000	Russell
June 30, 2008*	Fund	Growth	2000

Six Months	(20.50)%	(8.93)%	(9.37)%
One Year	(25.49)%	(10.83)%	(16.19)%
Annualized Five Year	4.63%	10.37%	10.29%
Annualized Ten Year	2.16%	2.80%	5.52%
Value of a $10,000 investment over Ten Years	$12,383	$13,181	$17,121

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS

production) and metals (China just allowed a 96.5% increase in steel prices). Since demand is outpacing supply in these areas, and prices are going up as a result, Navellier’s portfolios have increased their weightings in stocks that should benefit from these changes.

As we look forward to the second-quarter earnings announcement season that will commence in mid-July and run through early August, there is a lot of apprehension in the analyst community, which lowered estimates for the S&P 500 from -7.3% in May, to -9.6% in mid-June, and to -10.2% by the end of June. However, since Navellier’s strategies do not emulate indexes, our growth portfolios are focused on stocks with earnings growth projections that we believe will be very strong. As a result, even though this is shaping up to be a scary time for index investors, Navellier’s growth portfolios could be entering an exciting period.

Overall, there is no doubt that the current market environment is a scary place for passive investments. However, since our active approach to investing may have identified the critical path to follow in this stock market environment, we are optimistic about the future for our portfolios.

We encourage you to visit our new website at www.navellier.com for regular updates on the Funds and for our free weekly market commentary, Marketmail.

Sincerely,

LOUIS G. NAVELLIER Chief Investment Officer/CEO	MICHAEL J. BORGEN Portfolio Manager

ARJEN KUYPER President/COO	SHAWN PRICE Portfolio Manager

* Source: Bureau of Labor Statistics

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Mid Cap Growth Portfolio	June 30, 2008 (unaudited)

Shares		Market Value

COMMON STOCKS - 99.6%
Automotive - 1.5%
40,800	BorgWarner, Inc.	$1,810,704

Business Services - 3.5%
9,425	MasterCard, Inc.	2,502,526
64,675	Ritchie Bros. Auctioneers, Inc.	1,754,633

		4,257,159

Chemicals - 2.8%
32,800	Airgas, Inc.	1,915,192
31,875	Celanese Corp.	1,455,413

		3,370,605

Computer Software & Services - 7.2%
26,880	Citrix Systems, Inc.*	790,541
70,585	Juniper Networks, Inc.*	1,565,575
41,400	KONAMI Corp. ADR	1,442,790
63,100	NCR Corp.*	1,590,120
75,105	Nuance Communications, Inc.*	1,176,895
63,700	Western Digital Corp.*	2,199,561

		8,765,482

Consumer Products & Services - 1.7%
76,625	Alberto-Culver Co.	2,012,939

Electronic Instruments & Controls - 3.8%
47,400	Amphenol Corp. - Class A	2,127,312
62,950	FLIR Systems, Inc.*	2,553,882

		4,681,194

Energy & Resources - 6.3%
26,700	Allegheny Energy, Inc.	1,337,937
18,300	Arch Coal, Inc.	1,373,049
86,500	Companhia Energetica de Minas Gerais (CEMIG) ADR	2,123,575
85,200	Quanta Services*	2,834,604

		7,669,165

Engineering Services - 1.0%
14,875	Jacobs Engineering Group, Inc.*	1,200,413

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Mid Cap Growth Portfolio	June 30, 2008 (unaudited) (continued)

Shares		Market Value

Financial Services - 6.9%
59,305	Eaton Vance Corp.	2,357,967
52,900	Hudson City Bancorp, Inc.	882,372
14,400	IntercontinentalExchange, Inc.*	1,641,600
17,700	Northern Trust Corp.	1,213,689
18,336	Unibanco - Uniao de Bancos Brasileiros S.A.	2,327,388

		8,423,016

Food, Beverage & Tobacco - 2.1%
57,100	Fomento Economico Mexicano, S.A.B. de C.V. ADR(FEMSA)	2,598,621

Internet Services - 0.7%
7,700	Priceline.com, Inc.*	889,042

Iron & Steel - 8.8%
39,500	AK Steel Holding Corp.	2,725,500
128,200	Gerdau S.A. ADR	3,078,082
70,200	Mechel ADR	3,477,708
38,300	Steel Dynamics, Inc.	1,496,381

		10,777,671

Media - 1.2%
66,900	Discovery Holding Co.*	1,469,124

Medical Equipment & Supplies - 6.3%
12,020	C.R. Bard, Inc.	1,057,159
36,275	DENTSPLY International, Inc.	1,334,920
13,300	Illumina, Inc.*	1,158,563
5,200	Intuitive Surgical, Inc.*	1,400,880
49,325	Thermo Fisher Scientific, Inc.*	2,748,882

		7,700,404

Miscellaneous Fabricated Products - 3.6%
21,000	Bucyrus International, Inc. - Class A	1,533,420
19,800	Foster Wheeler Ltd.*	1,448,370
22,875	McDermott International, Inc.*	1,415,734

		4,397,524

Oil/Gas - 18.0%
49,400	Cameron International Corp.*	2,734,290
28,400	Chesapeake Energy Corp.	1,873,264
85,900	Denbury Resources, Inc.*	3,135,350
57,500	FMC Technologies, Inc.*	4,423,474
30,200	National Fuel Gas Co.	1,796,296
45,500	National-Oilwell Varco, Inc.*	4,036,760
34,500	ONEOK, Inc.	1,684,635
48,000	Southwestern Energy Co.*	2,285,280

		21,969,349

Pharmaceuticals - 1.9%
37,625	Express Scripts, Inc.*	2,359,840

Producer Manufacturing - 13.0%
29,700	Autoliv, Inc.	1,384,614
30,200	Cummins, Inc.	1,978,704
16,950	Flowserve Corp.	2,317,065
43,000	Owens-Illinois, Inc.*	1,792,670
35,700	Parker Hannifin Corp.	2,546,124
13,000	Precision Castparts Corp.	1,252,810
26,500	Terex Corp.*	1,361,305
61,500	The Manitowoc Company, Inc.	2,000,595
33,800	Woodward Governor Co.	1,205,308

		15,839,195

Retail - Eating & Drinking Places - 1.2%
41,325	YUM! Brands, Inc.	1,450,094

Semiconductors - 3.5%
38,263	Cypress Semiconductor Corp.*	947,009
30,950	MEMC Electronic Materials, Inc.*	1,904,663
20,200	SunPower Corp. - Class A*	1,453,996

		4,305,668

Software & Programming - 1.5%
50,500	BMC Software, Inc.*	1,818,000

Telecommunications Equipment & Services - 1.5%
50,375	SBA Communications Corp.*	1,814,004

Waste Management - 1.6%
37,800	Stericycle, Inc.*	1,954,260

Total Common Stocks - 99.6% (Cost $100,268,315)		121,533,473
Other Assets In Excess of Liabilities - 0.4%		436,969

Net Assets - 100.0%		$121,970,442

*	Non-income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Portfolio	June 30, 2008 (unaudited)

Shares		Market Value

COMMON STOCKS - 99.3%
Business Services - 10.0%
8,900	EPIQ Systems, Inc.*	$126,380
13,175	eResearch Technology, Inc.*	229,772
5,850	Kendle International, Inc.*	212,531
9,400	MAXIMUS, Inc.	327,307
7,925	Mitcham Industries, Inc.*	135,359
3,825	Phase Forward, Inc.*	68,735
4,800	Providence Service Corp.*	101,328
5,850	Transcend Services, Inc.*	52,182

		1,253,594

Chemicals - 7.8%
3,875	Balchem Corp.	89,629
7,625	Innophos Holdings, Inc.	243,619
6,785	LSB Industries, Inc.*	134,343
5,175	Quaker Chemical Corp.	137,966
8,000	Stepan Co.	364,959

		970,516

Computer Integrated Systems Design - 2.1%
20,200	TTM Technologies*	266,842

Computer Software & Services - 8.0%
8,235	Blue Coat Systems, Inc.*	116,196
14,905	Bluephoenix Solutions Ltd.*	68,712
9,115	Concur Technologies, Inc.*	302,891
4,860	Ebix, Inc.*	377,719
6,250	Echelon Corp.*	68,125
2,900	HMS Holdings Corp.*	62,263

		995,906

Electronic Instruments & Controls - 2.5%
4,760	II-VI, Inc.*	166,219
6,620	Neogen Corp.*	151,532

		317,751

Energy & Resources - 3.3%
10,200	The Laclede Group, Inc.	411,774

Engineering Services - 2.1%
7,900	Stanley, Inc.*	264,808

Financial Services - 0.9%
7,675	Oriental Financial Group, Inc.	109,446

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Portfolio	June 30, 2008 (unaudited) (continued)

Shares		Market Value

Food, Beverage & Tobacco - 4.0%
6,300	Cal-Maine Foods, Inc.	207,837
10,695	Lifeway Foods, Inc.*	127,164
4,200	The Boston Beer Company, Inc.*	170,856

		505,857

Healthcare Facilities - 2.1%
6,775	RehabCare Group, Inc.*	108,603
11,575	Sun Healthcare Group, Inc.*	154,990

		263,593

Health Care Products & Services - 4.6%
11,460	Albany Molecular Research*	152,074
3,750	CorVel Corp.*	127,013
11,025	Meridian Bioscience, Inc.	296,793

		575,880

Internet Services - 0.3%
10,000	Art Technology Group, Inc.*	32,000

Iron & Steel - 4.1%
4,650	L.B. Foster Co. - Class A*	154,380
4,700	Olympic Steel, Inc.	356,824

		511,204

Measuring Instruments - 1.6%
3,900	Badger Meter, Inc.	197,067

Medical Devices - 5.6%
5,100	Abaxis, Inc.*	123,063
4,110	China Medical Technologies, Inc. ADR	203,034
6,900	Luminex Corp.*	141,795
6,350	Merit Medical Systems, Inc.*	93,345
4,275	Zoll Medical Corp.*	143,939

		705,176

Metals - 3.5%
17,800	General Steel Holdings, Inc.*	279,816
16,375	ShengdaTech, Inc.*	162,604

		442,420

Miscellaneous Fabricated Products - 3.7%
8,320	Chase Corp.	155,917
2,910	Valmont Industries, Inc.	303,484

		459,401

Oil/Gas - 10.6%
24,000	Arabian American Development Co.*	137,760
1,300	Contango Oil & Gas Co.*	120,796
1,550	Dawson Geophysical Co.*	92,163
1,250	EnergySouth, Inc.	61,325
4,275	Gulf Island Fabrication, Inc.	209,176
6,200	NewMarket Corp.	410,625
6,100	PetroQuest Energy, Inc.*	164,090
1,725	T-3 Energy Services, Inc.*	137,086

		1,333,021

Pharmaceuticals - 0.6%
4,700	Bentley Pharmaceuticals, Inc.*	75,905

Producer Manufacturing - 7.1%
3,000	Ameron International Corp.	359,940
8,625	Columbus McKinnon Corp.*	207,690
14,900	Kewaunee Scientific Corp.	161,367
7,330	Twin Disc, Inc.	153,417

		882,414

Retail - 4.0%
12,500	PriceSmart, Inc.	247,250
5,465	The Buckle, Inc.	249,914

		497,164

Retail - Eating & Drinking Places - 0.5%
3,850	Rick’s Cabaret International, Inc.*	64,680

Semiconductors - 1.3%
3,250	Monolithic Power Systems*	70,265
6,100	Pericom Semiconductor Corp.*	90,524

		160,789

Telecommunications Equipment & Services - 3.0%
3,750	Comtech Telecommunications Corp.*	183,750
7,675	NTELOS Holdings Corp.	194,715

		378,465

Transportation - 2.7%
6,170	Diana Shipping, Inc.	189,481
2,630	GulfMark Offshore, Inc.*	153,013

		342,494

Waste Management - 3.3%
3,225	American Ecology Corp.	95,234
19,150	Darling International, Inc.*	316,358

		411,592

Total Common Stocks (Cost $11,864,230)		12,429,759

MONEY MARKET FUNDS - 0.9%
114,456	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $114,456)	114,456

Total Investments - 100.2% (Cost $11,978,686)		12,544,215
Liabilities In Excess of Other Assets - (0.2%)		(28,519)

Net Assets - 100.0%		$12,515,696

*	Non-income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Fundamental ‘A’ Portfolio	June 30, 2008 (unaudited)

Shares		Market Value

COMMON STOCKS - 99.1%
Agricultural Chemicals - 4.4%
2,500	CF Industries Holdings, Inc.	$382,000
4,900	Compass Minerals International, Inc.	394,744

		776,744

Apparel - 1.8%
2,225	Deckers Outdoor Corp.*	309,720

Automotive - 2.4%
11,000	Fuel Systems Solutions, Inc.*	423,500

Business Services - 4.0%
8,000	ABB Ltd.*	226,560
2,600	Fluor Corp.	483,808

		710,368

Chemicals - 10.5%
8,700	Celanese Corp.	397,242
6,700	NewMarket Corp.	443,741
1,900	Potash Corp. of Saskatchewan, Inc.	434,283
11,650	Terra Industries, Inc.	574,928

		1,850,194

Computer Software & Services - 14.4%
21,100	Activision, Inc.*	718,877
11,700	ANSYS, Inc.*	551,304
17,700	Sybase, Inc.*	520,734
21,700	Western Digital Corp.*	749,301

		2,540,216

Electric Services - 2.0%
13,100	GrafTech International Ltd.*	351,473

Energy & Resources - 2.3%
15,400	Permian Basin Royalty Trust	406,714

Engineering Services - 2.1%
13,000	EMCOR Group, Inc.*	370,890

Internet Services - 2.5%
6,200	Sohu.com, Inc.*	436,728

Iron & Steel - 6.0%
15,385	AK Steel Holding Corp.	1,061,565

Oil/Gas - 14.4%
15,500	Bois d’Arc Energy, Inc.*	376,805
4,700	Comstock Resources, Inc.*	396,821
3,800	Hess Corp.	479,522
10,300	Nexen, Inc.	409,425
4,400	Occidental Petroleum Corp.	395,384
8,500	W & T Offshore, Inc.	497,335

		2,555,292

Producer Manufacturing - 2.3%
3,000	Flowserve Corp.	410,100

Real Estate Development - 1.9%
10,000	Gafisa S.A. ADR	343,700

Real Estate Investment Trust - 2.5%
53,000	NorthStar Realty Finance Corp.	440,960

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Fundamental ‘A’ Portfolio	June 30, 2008 (unaudited) (continued)

Shares		Market Value

Regional Banks - 3.2%
3,800	Credicorp Ltd.	312,056
2,000	Unibanco - Uniao de Bancos Brasileiros S.A. ADR	253,860

		565,916

Semiconductors - 4.3%
26,000	Amkor Technology*	270,660
15,000	AU Optronics Corp. ADR	237,600
50,000	Himax Technologies, Inc. ADR	256,000

		764,260

Telecommunications Equipment & Services - 8.6%
11,600	Cellcom Israel Ltd.	396,836
15,400	Corning, Inc.	354,970
24,700	Starent Networks Corp.*	310,726
18,385	Tele Norte Leste Participacoes S.A. (Telemar) ADR	457,970

		1,520,502

Transportation - 6.8%
6,950	DryShips, Inc.	557,251
16,150	TBS International Ltd. - Class A*	645,193

		1,202,444

Waste Management - 2.7%
29,000	Darling International, Inc.*	479,080

Total Common Stocks (Cost $16,390,416)		17,520,366

MONEY MARKET FUNDS - 1.1%
188,202	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $188,202)	188,202

Total Investments - 100.2% (Cost $16,578,618)		17,708,568
Liabilities In Excess of Other Assets - (0.2%)		(36,777)

Net Assets - 100.0%		$17,671,791

*	Non-income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
	Portfolio	Portfolio	Portfolio
ASSETS
Securities at Cost	$100,268,315	$11,978,686	$16,578,618

Securities at Value (Note 1)	$121,533,473	$12,544,215	$17,708,568
Investment Income Receivable (Note 1)	120,837	12,117	27,514
Receivable for Securities Sold (Note 1)	808,045	64,489	--
Receivable for Shares Sold	11,804	1,686	1,769
Receivable from Adviser	85,869	53,072	45,050
Other Assets	15,558	7,863	13,871

Total Assets	122,575,586	12,683,442	17,796,772

LIABILITIES
Bank overdrafts	155,934	--	--
Administrative Fee Payable (Note 2)	10,604	2,709	3,802
Payable for Securities Purchased (Note 1)	--	38,163	--
Payable for Shares Redeemed	114,497	13,172	29,919
Distribution Fees Payable (Note 3)	122,750	42,056	17,281
Trustees Fees Payable	4,167	4,167	4,167
Professional Fees	14,700	14,700	14,700
Other Liabilities	182,492	52,779	55,112

Total Liabilities	605,144	167,746	124,981

NET ASSETS	$121,970,442	$12,515,696	$17,671,791

NET ASSETS CONSIST OF:
Paid-in Capital	$113,616,547	$34,564,666	$20,823,415
Accumulated Net Investment Loss	(465,602)	(45,206)	(48,359)
Accumulated Net Realized Loss on Investments	(12,445,661)	(22,569,293)	(4,233,215)
Net Unrealized Appreciation of Investments	21,265,158	565,529	1,129,950

NET ASSETS	$121,970,442	$12,515,696	$17,671,791

PRICING OF REGULAR CLASS SHARES
Net assets attributable to Regular Class shares	$84,643,181	$12,515,696	$17,671,791
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,790,658	501,271	1,356,821
Net asset value, offering and redemption price per share	$30.33	$24.97	$13.02

PRICING OF I CLASS SHARES
Net assets attributable to I Class shares	$37,327,261	$--	$--
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,197,184	--	--
Net asset value, offering and redemption price per share	$31.18	$--	$--

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2008 (unaudited)

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Interest (Note 1)	$2,575	$1,430	$8,883
Dividends(A) (Note 1)	374,771	58,110	84,273

Total Investment Income	377,346	59,540	93,156

EXPENSES
Investment Advisory Fee (Note 2)	580,952	59,051	79,794
Distribution Plan Fees - Regular Class (Note 3)	113,068	17,575	23,748
Administrative Fee (Note 2)	69,160	17,575	23,748
Transfer Agent Fees
Regular Class	51,256	15,582	11,660
I Class	68,019	--	--
Accounting and Pricing Fees	48,750	43,750	43,750
Printing Expense	12,962	7,382	8,701
Custodian Fees	67,606	10,015	14,122
Trustees’ Fees	8,333	8,333	8,333
Legal Expense	7,500	7,500	7,500
Registration Fees
Regular Class	8,414	8,276	11,314
I Class	10,393	--	--
Audit Fees	8,250	8,250	8,250
Compliance Fees	6,200	600	800
Pricing Expense	750	918	286
Underwriting Fees (Note 3)
Regular Class	2,645	410	555
I Class	1,390	--	--
Other Expenses	6,430	3,126	545

Total Expenses	1,072,078	208,343	243,106
Less Expenses Reimbursed by Investment Adviser (Note 2)	(229,130)	(103,597)	(101,566)

Net Expenses	842,948	104,746	141,540

NET INVESTMENT LOSS	(465,602)	(45,206)	(48,384)

Net Realized Loss on Investments	(8,236,360)	(1,173,503)	(3,086,849)
Change in Net Unrealized Appreciation/Depreciation of Investments	(8,764,127)	(2,286,888)	124,789

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,000,487)	(3,460,391)	(2,962,060)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,466,089)	$(3,505,597)	$(3,010,444)

(A) Net of foreign tax withholding of:	$7,477	$--	$30

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2008

	Mid Cap Growth		Aggressive Micro Cap		Fundamental ‘A’
	Portfolio		Portfolio		Portfolio
	For The Six	For The	For The Six	For The	For The Six	For The
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,	June 30, 2008	December 31,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
FROM INVESTMENT ACTIVITIES
Net Investment Income (Loss)	$(465,602)	$(1,412,796)	$(45,206)	$(179,648)	$(48,384)	$20,349
Net Realized Gain (Loss) on Investment Transactions	(8,236,360)	27,427,171	(1,173,503)	2,813,662	(3,086,849)	3,419,323
Change in Net Unrealized Appreciation/ Depreciation of Investments	(8,764,127)	(7,610,390)	(2,286,888)	(2,390,281)	124,789	(701,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,466,089)	18,403,985	(3,505,597)	243,733	(3,010,444)	2,737,750

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:
Regular Class	--	--	--	--	--	(20,324)
From Net Realized Gain:
Regular Class	--	--	--	--	--	(754,568)

Decrease in Net Assets Resulting From Distributions to Shareholders	--	--	--	--	--	(774,892)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares:
Regular Class	3,710,562	12,765,876	321,128	2,197,393	2,739,836	14,043,420
I Class	2,254,556	16,714,862	--	--	--	--
Reinvested Distributions:
Regular Class	--	--	--	--	--	656,638
Cost of Shares Redeemed:*
Regular Class	(20,909,847)	(53,280,267)	(1,735,494)	(7,323,153)	(5,834,415)	(11,196,962)
I Class	(23,796,217)	(27,050,999)	--	--	--	--

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(38,740,946)	(50,850,528)	(1,414,366)	(5,125,760)	(3,094,579)	3,503,096

Total Increase (Decrease) in Net Assets	(56,207,035)	(32,446,543)	(4,919,963)	(4,882,027)	(6,105,023)	5,465,954
Net Assets - Beginning of Period	178,177,477	210,624,020	17,435,659	22,317,686	23,776,814	18,310,860

Net Assets - End of Period	$121,970,442	$178,177,477	$12,515,696	$17,435,659	$17,671,791	$23,776,814

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(465,602)	$--	$(45,206)	$--	$(48,359)	$25

SHARES
Sold:
Regular Class	123,083	389,578	11,867	70,571	210,643	898,138
I Class	73,366	498,845	--	--	--	--
Reinvested:
Regular Class	--	--	--	--	--	43,767
Redeemed:
Regular Class	(690,850)	(1,633,046)	(65,739)	(229,254)	(446,772)	(791,045)
I Class	(775,555)	(807,597)	--	--	--	--

NET INCREASE (DECREASE) IN SHARES	(1,269,956)	(1,552,220)	(53,872)	(158,683)	(236,129)	150,860

* The cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the six months ended June 30, 2008, these fees were $2,218, $5,202, $122 and $13,667 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, respectively. For the year ended December 31, 2007, these fees were $10,282, $8,251, $1,026 and $22,823 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, respectively.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio, Regular Class	June 30, 2008

	For The Years Ended December 31,
	For the Six
	Months Ended
	June 30, 2008
	(unaudited)		2007		2006		2005		2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$33.57		$30.70		$29.25		$26.05		$22.77	$17.34

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.13)		(0.32)		0.06		(0.22)		(0.19)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(3.11)		3.19		1.45		3.42		3.47	5.61

Total from Investment Operations	(3.24)		2.87		1.51		3.20		3.28	5.43

Distributions to Shareholders:
From Net Investment Income	--		--		(0.06)		--		--	--

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.00	A	0.00	A	--	--

Net Increase (Decrease) in Net Asset Value	(3.24)		2.87		1.45		3.20		3.28	5.43

Net Asset Value - End of Period	$30.33		$33.57		$30.70		$29.25		$26.05	$22.77

TOTAL INVESTMENT RETURN	(9.65	)%B	9.35%		5.17%		12.28%		14.40%	31.31%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.34	%C	1.34%		1.34%		1.34%		1.34%	1.34%
Expenses Before Reimbursement	1.57	%C	1.53%		1.47%		1.48%		1.45%	1.50%
Net Investment Income (Loss) After Reimbursement	(0.79	)%C	(0.83)%		0.18%		(0.77)%		(0.74)%	(0.91)%
Net Investment Income (Loss) Before Reimbursement	(1.02	)%C	(1.02)%		0.05%		(0.91)%		(0.85)%	(1.07)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	103	%C	104%		116%		104%		96%	131%
Net Assets at End of Period (in thousands)	$84,643		$112,748		$141,299		$147,668		$158,655	$176,079
Number of Shares Outstanding at End of Period (in thousands)	2,791		3,358		4,602		5,049		6,090	7,734

A Less than $0.01.

B Total returns for periods of less than one year are not annualized.

C Annualized.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio, I Class	June 30, 2008

	For The Years Ended December 31,
	For the Six
	Months Ended
	June 30, 2008
	(unaudited)		2007		2006	2005		2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$34.45		$31.40		$29.91	$26.55		$23.13	$17.56

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.09)		(0.18)		0.19	(0.11)		(0.07)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(3.18)		3.23		1.48	3.47		3.49	5.6	7

Total from Investment Operations	(3.27)		3.05		1.67	3.36		3.42		5.57

Distributions to Shareholders:
From Net Investment Income	--		--		(0.19)	--		--		--

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.01	0.00	A	--		--

Net Increase (Decrease) in Net Asset Value	(3.27)		3.05		1.49	3.36		3.42		5.57

Net Asset Value - End of Period	$31.18		$34.45		$31.40	$29.91		$26.55		$23.13

TOTAL INVESTMENT RETURN	(9.49	)%B	9.71%		5.60%	12.66%		14.79%		31.72%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	0.99	%C	0.99%		0.99%	0.99%		0.99%		0.99%
Expenses Before Reimbursement	1.51	%C	1.42%		1.29%	1.26%		1.19%		1.15%
Net Investment Income (Loss) After Reimbursement	(0.45	)%C	(0.48)%		0.63%	(0.41)%		(0.38)%	(0.56)%
Net Investment Income (Loss) Before Reimbursement	(0.97	)%C	(0.91)%		0.33%	(0.68)%		(0.58)%		(0.72)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	103	%C	104%		116%	104%		96%		131%
Net Assets at End of Period (in thousands)	$37,327		$65,429		$69,325	$55,895		$51,236	$19,6	81
Number of Shares Outstanding at End of Period (in thousands)	1,197		1,899		2,208	1,869		1,929		851

A Less than $0.01.

B Total returns for periods of less than one year are not annualized.

C Annualized.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Aggressive Micro Cap Portfolio	June 30, 2008

	For The Years Ended December 31,
	For the Six
	Months Ended
	June 30, 2008
	(unaudited)		2007		2006		2005		2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$31.41		$31.26		$28.46		$27.49		$25.12	$17.86

Income (Loss) from Investment Operations:
Net Investment Loss	(0.09)		(0.32)		(0.31)		(0.32)		(0.13)	(0.23)
Net Realized and Unrealized Gain (Loss) on Investments	(6.35)		0.47		3.11		1.29		2.50	7.49

Total from Investment Operations	(6.44)		0.15		2.80		0.97		2.37	7.26

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.00	A	0.00	A	--	--

Net Increase (Decrease) in Net Asset Value	(6.44)		0.15		2.80		0.97		2.37	7.26

Net Asset Value - End of Period	$24.97		$31.41		$31.26		$28.46		$27.49	$25.12

TOTAL INVESTMENT RETURN	(20.50	)%B	0.48%		9.84%		3.53%		9.43%	40.65%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49	%C	1.49%		1.49%		1.49%		1.49%	1.49%
Expenses Before Reimbursement	2.96	%C	2.48%		2.46%		2.54%		2.73%	2.50%
Net Investment Loss After Reimbursement	(0.64	)%C	(0.89)%		(0.96)%		(1.06)%		(0.74)%	(1.01)%
Net Investment Loss Before Reimbursement	(2.11	)%C	(1.88)%		(1.93)%		(2.11)%		(1.98)%	(2.02)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	111	%C	87%		87%		96%		169%	224%
Net Assets at End of Period (in thousands)	$12,516		$17,436		$22,318		$23,239		$28,618	$14,023
Number of Shares Outstanding at End of Period (in thousands)	501		555		714		817		1,041	558

A Less than $0.01.

B Total returns for periods of less than one year are not annualized.

C Annualized.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Fundamental ‘A’ Portfolio	June 30, 2008

	For The Six
	Months Ended				For The
	June 30, 2008		For The Years Ended December 31,		Period Ended
	(unaudited)		2007	2006	December 31, 2005*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$14.93		$12.70	$11.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.04)		0.01	(0.07)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		2.72	0.88	1.83

Total from Investment Operations	(1.92)		2.73	0.81	1.84

Distributions to Shareholders:
From Net Investment Income	--		(0.01)	--	(0.01)
From Capital Gains	--		(0.50)	--	--

Total Distributions to Shareholders	--		(0.51)	--	(0.01)

Paid-in Capital from Redemption Fees	0.01		0.01	0.04	0.02

Net Increase (Decrease) in Net Asset Value	(1.91)		2.23	0.85	1.85

Net Asset Value - End of Period	$13.02		$14.93	$12.70	$11.85

TOTAL INVESTMENT RETURN	(12.79	)%A	21.55%	7.17%	18.65	%A

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49	%B	1.49%	1.49%	1.48	%B
Expenses Before Reimbursement	2.56	%B	2.45%	2.53%	17.66	%B
Net Investment Income (Loss) After Reimbursement	(0.51	)%B	0.11%	(0.50)%	0.42	%B
Net Investment Loss Before Reimbursement	(1.58	)%B	(0.85)%	(1.54)%	(15.76	)%B

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	263	%B	323%	297%	219	%B
Net Assets at End of Period (in thousands)	$17,672		$23,777	$18,311	$2,276
Number of Shares Outstanding at End of Period (in thousands)	1,357		1,593	1,442	192

A Total returns for periods of less than one year are not annualized.

B Annualized.

* From Commencement of Operations May 2, 2005.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2008 (unaudited)

1. Significant Accounting Policies

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a series of no-load diversified and non-diversified portfolios. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment strategies and policies: the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio, each a diversified open-end management company portfolio. The Fundamental ‘A’ Portfolio is a non-diversified open-end management company portfolio.

The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses and realized and unrealized gains and losses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. The Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

The following is a summary of significant accounting policies that the Fund follows:

(a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

The following is a summary of the inputs used to value the Portfolios’ net assets as of June, 2008:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:
Mid Cap Growth Portfolio	$121,533,473	$--	$--
Aggressive Micro Cap Portfolio	12,544,215	--	--
Fundamental ‘A’ Portfolio	17,708,568	--	--

(b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

(d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the “Adviser”). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental ‘A’ Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor’s willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

For the fiscal year ending December 31, 2008, the Adviser has agreed, as it did last year, to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class, which are limited to 1.34% and 0.99%, respectively. In order to maintain these expense limitations, the Adviser has paid and has not sought reimbursement for certain operating expenses on a net basis of the Mid Cap Growth Portfolio - Regular Class, the Mid Cap Growth Portfolio - I Class, the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio resulting in $103,605, $125,525, $103,597 and $101,566, of waived expenses, i.e., a waiver of 0.23%, 0.52%, 1.47% and 1.07% respectively, for the six months ended June 30, 2008. The Adviser’s voluntary limit of expense reimbursement of a portion of the Regular Class of the Mid Cap Growth Portfolio’s

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

administration and other operating expenses was 0.19% for year ended December 31, 2007, resulting in Net Total Annual Portfolio Operating Expenses of 1.34%. The Adviser’s voluntary limit of expense reimbursement of a portion of the I Class of the Mid Cap Growth Portfolio’s administration and other operating expenses was 0.43% for year ended December 31, 2007, resulting in Net Total Annual Portfolio Operating Expenses of 0.99%. The Adviser’s voluntary limit of expense reimbursement of a portion of the Aggressive Micro Cap Portfolio’s administration and other operating expenses was 0.99% for year ended December 31, 2007, resulting in Net Total Annual Portfolio Operating Expenses of 1.49%. The Adviser’s voluntary limit of expense reimbursement of a portion of the Fundamental ‘A’ Portfolio’s administration and other operating expenses was 0.96% for the year ended December 31, 2007, resulting in Net Total Annual Portfolio Operating Expenses of 1.49%.

The Investment Adviser has also agreed to future partial limits of expense reimbursement in future fiscal years so that the Net Total Annual Portfolio Operating Expenses after limit of expense reimbursement for any such fiscal year does not exceed 1.49% for all portfolios except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class which are limited to 1.34% and 0.99% respectively. The limit on reimbursement of expenses by the Investment Adviser is voluntary and may be withdrawn from year to year. If the Investment Adviser does not seek reimbursement within three (3) years of advancing expenses, then reimbursement is forever waived. If reimbursement is made, it must be approved by the Board of Trustees of the Fund.

3. Distribution Plan

IFS Fund Distributors, Inc. (the “Distributor”) acts as the Fund’s Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund’s shares, renders its services to the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor’s overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

For the six months ended June 30, 2008, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

	Mid Cap Growth	Aggressive Micro Cap	Fundamental ‘A’
	Portfolio	Portfolio	Portfolio
Purchases	$72,353,192	$7,848,836	$24,389,261
Sales	$111,389,357	$9,469,762	$26,400,944

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

5. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the years ended December 31, 2007 and 2006 was as follows:

	2007		2006
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Mid Cap Growth Portfolio	$--	$--	$688,135	$--
Aggressive Micro Cap Portfolio	$--	$--	$--	$--
Fundamental ‘A’ Portfolio	$20,324	$754,568	$--	$--

The following information is computed on a tax basis for each item for the year ended December 31, 2007:

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
Gross Unrealized Appreciation	$35,028,135	$4,210,554	$1,945,958
Gross Unrealized Depreciation	(5,117,223)	(1,360,445)	(940,797)

Net Unrealized Appreciation	29,910,912	2,850,109	1,005,161
Undistributed Ordinary Income	--	--	25
Accumulated long term capital gains	--	--	5,541
Capital Loss Carryforward	(4,008,528)	(21,124,822)	--
Post-October Losses	--	(268,660)	(1,151,907)

Total Accumulated Earnings (Deficit)	$25,902,384	$(18,543,373)	$(141,180)

Federal Income Tax Cost*	$148,101,455	$14,668,125	$22,959,964

As of June 30, 2008, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
	Cost*	Appreciation	Depreciation	Appreciation
Mid Cap Growth Portfolio	$100,386,688	$24,039,705	$(2,892,920)	$21,146,785
Aggressive Micro Cap Portfolio	$11,980,994	$1,695,495	$(1,132,274)	$563,221
Fundamental ‘A’ Portfolio	$16,578,618	$1,630,304	$(500,354)	$1,129,950

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

During the year ended December 31, 2007, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio and the Fundamental ‘A’ Portfolio utilized $27,545,544, $3,061,525 and $3,797,408, respectively, of capital loss carryforwards. The remaining capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008 (unaudited)

As of December 31, 2007, the Funds have the following capital loss carryforwards:

		Expiration
	Amount	Date
Mid Cap Growth	$4,008,528	2010
Aggressive Micro Cap*	$6,193,738	2008
	$11,625,060	2009
	$3,306,024	2011

* A portion of these capital losses may be limited under tax regulations.

Reclassification of capital accounts - As of December 31, 2007, the Funds made reclassifications of net investment loss on the Statement of Assets and Liabilities as follows:

	Undistributed
	Net
	Investment	Capital	Paid-in
	Income	Gains	Capital
Mid Cap Growth	$1,412,796	$69,779	$(1,482,575)
Aggressive Micro Cap	$179,648	$--	$(179,648)

The above reclassifications have no effect on the Funds’ net assets or net asset value per share.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NAVELLIER PERFORMANCE FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES
June 30, 2008 (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Net Expense			Expenses Paid
		Ratio	Beginning	Ending	During the
		Annualized	Account Value	Account Value	Six Months Ended
		June 30,	January 1,	June 30,	June 30,
		2008	2008	2008	2008*
MID CAP GROWTH PORTFOLIO
Regular Class	Actual	1.34%	$1,000.00	$903.50	$6.34
Regular Class	Hypothetical	1.34%	$1,000.00	$1,018.20	$6.72
I Class	Actual	0.99%	$1,000.00	$905.10	$4.69
I Class	Hypothetical	0.99%	$1,000.00	$1,019.94	$4.97
AGGRESSIVE MICRO CAP PORTFOLIO
	Actual	1.49%	$1,000.00	$795.00	$6.65
	Hypothetical	1.49%	$1,000.00	$1,017.45	$7.47
FUNDAMENTAL ‘A’ PORTFOLIO
	Actual	1.49%	$1,000.00	$872.10	$6.94
	Hypothetical	1.49%	$1,000.00	$1,017.45	$7.47

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 (or 366)] (to reflect the one-half year period).

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS
June 30, 2008 (unaudited)

Proxy Voting Guidelines

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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TRANSFER AGENT

JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201

800-622-1386 E.S.T.

DISTRIBUTOR

IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

INVESTMENT ADVISER

Navellier & Associates, Inc.
One East Liberty, Third Floor
Reno, Nevada 89501

800-887-8671 P. S.T.

TRANSFER AGENT DISTRIBUTOR INVESTMENT ADVISER
JPMorgan chase Bank, IFS Fund Distributors, Inc. Navellier & Associates, Inc. N.A
P.O Box 5354 303 Broadway, Suite 1100 One East Liberty, Third floor
Cincinnati, Ohio45201 Cincinnati, Ohio45202 Reno, Nevada 89501
800-622 –1386 E.S.T 800-887-8671 P.S.T

Item 2.	Codes of Ethics
          (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant’s current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds’ principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds’ principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

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          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.
          (e) N/A. See subparagraphs (c) and (d) above.
          (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.	Audit Committee Financial Expert
          (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.
          (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 — 1992 and has substantial experience teaching, reviewing and assessing companies’ financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies’ financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.	Principal Accountant Fees and Services
          (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2007 were $59,400.00 The aggregate fees for audit services for fiscal 2006 were $46,000.00
          (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2007 or for 2006.
          (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds’ principal accountant for tax compliance, tax advice or tax planning for 2007 were $8,100 and for 2006 were $5,000.
          (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds’ principal accountant for other services for 2007 or 2006.
          (e)(1) The audit committee’s pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant’s audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

2

          If there are any non audit services which the accountant or accounting firm perform for the registrant’s investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.
          (e)(2) N/A
          (f) N/A
          (g) $0 for 2007
                $6,000 for 2006
          (h) See Item 4, paragraph (e)(1).

Item 5.	Audit Committee of Listed Registrants
          The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.	Reserved (See Item 1)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
          N/A

Item 8.	Portfolio Management of Closed — End Management Investment Companies
          N/A

Item 9.	Purchases of Equity Securities By Closed — End Management Investment Company and Affiliated Purchases
          N/A

Item 10.	Submission of Matters to a Vote of Security Holders
          There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.	Controls and Procedures
          (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
          (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits
          (a)(1) N/A The Codes of Ethics are available on request.
          (a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as Exhibit 2.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NAVELLIER PERFORMANCE FUNDS
Date: August 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE NAVELLIER PERFORMANCE FUNDS
Date: August 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

THE NAVELLIER PERFORMANCE FUNDS
Date: August 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Financial Officer

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